Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 31.4%
4,731	iShares Core S&P 500 ETF	$ 2,146,502	4.8
22,947	Vanguard Emerging Markets ETF	1,198,522	2.7
143,708	Vanguard FTSE Developed Markets ETF	7,538,921	17.0
12,259	Vanguard Mid-Cap ETF	3,037,045	6.9

	Total Exchange-Traded Funds
	(Cost $13,278,483)	13,920,990	31.4

MUTUAL FUNDS: 68.5%
	Affiliated Investment Companies: 16.0%
107,142	Voya High Yield Bond Fund - Class P3	867,853	2.0
124,292	Voya Intermediate Bond Fund - Class P3	1,296,367	2.9
106,509	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,651,959	3.7
124,316	Voya Multi-Manager International Equity Fund - Class P3	1,851,066	4.2
120,805	Voya Multi-Manager International Factors Fund - Class P3	1,414,626	3.2
		7,081,871	16.0

	Unaffiliated Investment Companies: 52.5%
439,417	TIAA-CREF S&P 500 Index Fund - Institutional Class	22,014,787	49.7
44,249	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	1,248,277	2.8
		23,263,064	52.5

	Total Mutual Funds
	(Cost $26,584,332)	30,344,935	68.5

	Total Investments in Securities (Cost $39,862,815)	$44,265,925	99.9
	Assets in Excess of Other Liabilities	29,098	0.1
	Net Assets	$44,295,023	100.0

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,920,990	$–	$–	$13,920,990
Mutual Funds	30,344,935	–	–	30,344,935
Total Investments, at fair value	$44,265,925	$–	$–	$44,265,925

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$806,087	$65,542	$(7,930)	$4,154	$867,853	$12,408	$1,936	$-
Voya Intermediate Bond Fund - Class P3	1,203,202	95,057	(15,000)	13,108	1,296,367	9,985	(200)	-
Voya Large Cap Growth Fund - Class P3	-	-	-	-	-		-	-
Voya Large Cap Value Fund - Class P3	-	-	-	-	-		-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,957,723	214,675	(335,957)	(184,482)	1,651,959		118,442	-
Voya Multi-Manager International Equity Fund - Class P3	1,485,736	419,227	(64,072)	10,175	1,851,066		8,764	-
Voya Multi-Manager International Factors Fund - Class P3	1,144,008	306,857	(47,265)	11,026	1,414,626		7,290	-
	$6,596,756	$1,101,358	$(470,224)	$(146,019)	$7,081,871	$22,393	$136,232	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $39,891,225.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,467,749
Gross Unrealized Depreciation	(93,049)

Net Unrealized Appreciation	$4,374,700